BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2024
BORROWINGS
Schedule of borrowings and thier securities

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Short term bank borrowings	30,000	552,270
Long-term bank borrowings, current portion	334,511	521,643
Other long-term borrowings, current portion	388,814	795,700
	753,325	1,869,613
Long-term bank borrowings, non-current portion	4,170,981	5,339,582
Other long-term borrowings, non-current portion	942,540	1,742,444
Total borrowings	5,866,846	8,951,639

Borrowings as of September 30, 2024 were secured by the following:

Short-term borrowings	Secured by
(RMB)
552,270	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,380,854	Secured by its own stock and receivables.
4,366,968	Secured by property and equipment and land-use right with net book value of RMB996,037 and RMB217,975, respectively (Note 5/Note 7), and a subsidiary’s share.
1,651,547	Unsecured borrowing.
8,399,369

Schedule of repayments of the principal amounts of the Company's long-term borrowings, including bank and other borrowings

RMB
Year ending December 31
For the three months ended December 31, 2024	418,786
2025	1,977,643
2026	1,445,646
2027	1,105,216
2028	1,030,975
2029 and thereafter	3,243,150